Cover	May 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2025
Entity Registrant Name	ConocoPhillips
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32395
Entity Tax Identification Number	01-0562944
Entity Address, Address Line One	925 N. Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	281
Local Phone Number	293-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001163165
Amendment Flag	false
Document Information [Line Items]
Entity Registrant Name	ConocoPhillips
Common Stock, $.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	COP
Security Exchange Name	NYSE
7% Debentures due 2029
Document Information [Line Items]
Title of 12(b) Security	7% Debentures due 2029
Trading Symbol	CUSIP-718507BK1
Security Exchange Name	NYSE